Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The Company’s executive compensation philosophy is to pay for performance by providing compensation opportunities designed to align executives’ pay with the Company’s performance, measure the impact of performance against individual objectives and focus on producing sustainable long-term growth. A key component of our pay for performance strategy is to align management’s interests with interests of our stockholders through equity award grants which make up a substantial component of our executive compensation program. For further information concerning executive compensation for our named executive officers (NEOs), see “Executive Compensation—Compensation Discussion and Analysis” on page 23 of this Proxy Statement and the “Elements of Executive Compensation” on page 29 of this Proxy Statement.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation disclosed in the Summary Compensation Table and executive compensation “actually paid” (as defined in Item 402(v) of
Regulation S-K)
and certain measures of our financial performance.
Pay versus Performance Disclosure Table
The following table discloses, for fiscal years 2020, 2021, 2022 and 2023, information on compensation “actually paid” to our principal executive officer, who is our CEO, and average compensation “actually paid” to our other non-CEO
NEOs, alongside total shareholder return (TSR) and net income metrics, as well as the Company selected most important performance measure of Adjusted EBITDA. We believe Adjusted EBITDA is the most important performance measure in linking compensation actually paid to our NEOs because we use it for evaluating performance of our CEO and other NEOs, it is a predominant metric used in our annual incentive compensation plan and we use it for evaluation of our business performance, making budgeting decisions, and comparing our performance against that of our peer companies which in turn provides useful information to investors about our operating profitability (adjusted for certain items as described in the definition of Adjusted EBITDA on pages 32-33). The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to
Non-CEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
“Compensation actually paid” includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, compensation “actually paid” amounts below differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation—Compensation Discussion and Analysis” section above.

Year	Summary Compensation Table Total for CEO ($) (1)(2)	Compensation “Actually Paid” to CEO ($) (5)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)(4)	Average Compensation “Actually Paid” to Non-CEO NEOs ($) (5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (7)	Adjusted EBITDA (8)
					Company Total Shareholder Return ($) (6)	Peer Group Total Shareholder Return ($) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	($000) (h)	($000) (i)

2023	8,836,807	1,214,303	2,621,874	(314,323)	92.8	132.9	463,009	2,364,800

2022	8,826,244	10,598,832	2,465,935	3,690,397	120.70	101.10	132,663	2,310,187

2021	7,479,792	9,809,680	2,854,449	3,830,424	110.00	122.40	(340,820)	2,107,247

2020	14,142,293	18,007,358	7,718,158	10,162,481	101.00	107.00	(632,193)	2,147,259

(1)	The CEO for each year reported was James D. DeVries.

(2)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. DeVries in the “Total” column of the Summary Compensation Table for each applicable year.

(3)	Non-CEO NEOs for each year reported were as follows:

•
2023: Jeffrey A. Likosar, David W. Smail, Wayne K. Thorsen, Donald M. Young, Kenneth Porpora (our former Executive Vice President and Chief Financial Officer), Daniel M. Bresingham (our former Executive Vice President, Commercial) and Harriet K. Harty (our former Executive Vice President and Chief Administrative Officer

•	2022: Kenneth Porpora; Jeffrey A. Likosar; Daniel M. Bresingham; David W. Smail; Donald M. Young and Keith F. Holmes (our former Executive Vice President and Chief Revenue Officer).

•	2021: Jeffrey A. Likosar; Daniel M. Bresingham; Donald M. Young; Keith F. Holmes and James P. Boyce.

•	2020: Jeffrey A. Likosar; Daniel M. Bresingham; Donald M. Young; Jamie E. Haenggi and James P. Boyce.

(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-CEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.

(5)
The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the
Non-CEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The following table details the applicable adjustments that were made to the CEO’s and the
Non-CEO
NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the
Non-CEO
NEOs other than the CEO). For purposes of determining the compensation “actually paid”, no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO). For purposes of the following equity award adjustments, (a) no equity awards were cancelled due to a failure to meet vesting conditions and (b) no dividends were paid on the equity awards that were not otherwise reflected in fair value or total compensation:

Year			Equity Award Adjustments
	Executives	Reported Summary Compensation Table Total ($)	Deduct Reported Value of Equity Awards ($)(a)	Add Year-End Value Of Unvested Equity Awards Granted In Year ($)(b)	Change In Value Of Unvested Equity Awards Granted In Prior Years ($)(b)	Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year ($)(b)	Deduct Value Of Equity Awards Granted In Prior Year And Fail To Vest ($)(b)	Total Compensation “Actually Paid” ($)
				(i)	(ii)	(iii)	(iv)

2023	CEO	8,836,807	(5,977,119)	5,452,488	(5,708,285)	(1,389,588)		1,214,303

	Non-CEO NEOs	2,621,874	(1,271,424)	911,422	(2,055,502)	(421,564)		(314,323)

2022	CEO	8,826,244	(5,775,000)	6,742,711	2,016,362	(1,211,485)		10,598,832

	Non-CEO NEOs	2,465,935	(816,662)	953,511	1,257,222	(169,609)		3,690,397

2021	CEO	7,479,792	(4,612,498)	5,069,868	1,642,234	230,284		9,809,680

	Non-CEO NEOs	2,854,449	(1,099,997)	995,458	1,067,010	13,503		3,830,424

2020	CEO	14,142,293	(10,931,453)	16,069,483	(250,649)	(1,022,317)		18,007,358

	Non-CEO NEOs	7,718,158	(5,959,248)	8,599,832	(69,098)	(127,164)		10,162,481

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The amount reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid”.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of such prior fiscal year. For purposes of the above equity award adjustments, no equity awards were cancelled due to a failure to meet vesting conditions and as such no deduction was included. Fair value or change in fair value, as applicable, was determined by reference to (a) for stock options (excluding the
Top-Up
Options), calculated using the Lattice model (i.e, the Company’s closing stock price and volatility and other market data such as the risk-free rate as of the valuation date), (b) for
Top-Up
Options, Distributed Shares and RSUs, the same valuation assumptions were used as at the time of grant (i.e., the Company’s closing stock price as of each valuation and measurement date).

(6)
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P North America Consumer Services Index, which is the industry peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

(7)	Represents, in thousands, the amount of net income (loss), reflected in the Company’s audited financial statements for the year indicated.

(8)
Adjusted EBITDA is Adjusted EBITDA from continuing operations. As a result of the divestiture of our commercial business, prior periods have been recast to present Adjusted EBITDA from continuing operations for all periods presented.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Non-CEO NEOs for each year reported were as follows:

•
2023: Jeffrey A. Likosar, David W. Smail, Wayne K. Thorsen, Donald M. Young, Kenneth Porpora (our former Executive Vice President and Chief Financial Officer), Daniel M. Bresingham (our former Executive Vice President, Commercial) and Harriet K. Harty (our former Executive Vice President and Chief Administrative Officer

•	2022: Kenneth Porpora; Jeffrey A. Likosar; Daniel M. Bresingham; David W. Smail; Donald M. Young and Keith F. Holmes (our former Executive Vice President and Chief Revenue Officer).

•	2021: Jeffrey A. Likosar; Daniel M. Bresingham; Donald M. Young; Keith F. Holmes and James P. Boyce.

•	2020: Jeffrey A. Likosar; Daniel M. Bresingham; Donald M. Young; Jamie E. Haenggi and James P. Boyce.

Peer Group Issuers, Footnote	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P North America Consumer Services Index, which is the industry peer group used by the Company for purposes of Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 8,836,807	$ 8,826,244	$ 7,479,792	$ 14,142,293
PEO Actually Paid Compensation Amount	$ 1,214,303	10,598,832	9,809,680	18,007,358
Adjustment To PEO Compensation, Footnote
(5)
The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the
Non-CEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The following table details the applicable adjustments that were made to the CEO’s and the
Non-CEO
NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the
Non-CEO
NEOs other than the CEO). For purposes of determining the compensation “actually paid”, no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO). For purposes of the following equity award adjustments, (a) no equity awards were cancelled due to a failure to meet vesting conditions and (b) no dividends were paid on the equity awards that were not otherwise reflected in fair value or total compensation:

Year			Equity Award Adjustments
	Executives	Reported Summary Compensation Table Total ($)	Deduct Reported Value of Equity Awards ($)(a)	Add Year-End Value Of Unvested Equity Awards Granted In Year ($)(b)	Change In Value Of Unvested Equity Awards Granted In Prior Years ($)(b)	Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year ($)(b)	Deduct Value Of Equity Awards Granted In Prior Year And Fail To Vest ($)(b)	Total Compensation “Actually Paid” ($)
				(i)	(ii)	(iii)	(iv)

2023	CEO	8,836,807	(5,977,119)	5,452,488	(5,708,285)	(1,389,588)		1,214,303

	Non-CEO NEOs	2,621,874	(1,271,424)	911,422	(2,055,502)	(421,564)		(314,323)

2022	CEO	8,826,244	(5,775,000)	6,742,711	2,016,362	(1,211,485)		10,598,832

	Non-CEO NEOs	2,465,935	(816,662)	953,511	1,257,222	(169,609)		3,690,397

2021	CEO	7,479,792	(4,612,498)	5,069,868	1,642,234	230,284		9,809,680

	Non-CEO NEOs	2,854,449	(1,099,997)	995,458	1,067,010	13,503		3,830,424

2020	CEO	14,142,293	(10,931,453)	16,069,483	(250,649)	(1,022,317)		18,007,358

	Non-CEO NEOs	7,718,158	(5,959,248)	8,599,832	(69,098)	(127,164)		10,162,481

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The amount reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid”.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of such prior fiscal year. For purposes of the above equity award adjustments, no equity awards were cancelled due to a failure to meet vesting conditions and as such no deduction was included. Fair value or change in fair value, as applicable, was determined by reference to (a) for stock options (excluding the
Top-Up
Options), calculated using the Lattice model (i.e, the Company’s closing stock price and volatility and other market data such as the risk-free rate as of the valuation date), (b) for
Top-Up
Options, Distributed Shares and RSUs, the same valuation assumptions were used as at the time of grant (i.e., the Company’s closing stock price as of each valuation and measurement date).

Non-PEO NEO Average Total Compensation Amount	$ 2,621,874	2,465,935	2,854,449	7,718,158
Non-PEO NEO Average Compensation Actually Paid Amount	$ (314,323)	3,690,397	3,830,424	10,162,481
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the
Non-CEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The following table details the applicable adjustments that were made to the CEO’s and the
Non-CEO
NEOs’ total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the
Non-CEO
NEOs other than the CEO). For purposes of determining the compensation “actually paid”, no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs (including the CEO). For purposes of the following equity award adjustments, (a) no equity awards were cancelled due to a failure to meet vesting conditions and (b) no dividends were paid on the equity awards that were not otherwise reflected in fair value or total compensation:

Year			Equity Award Adjustments
	Executives	Reported Summary Compensation Table Total ($)	Deduct Reported Value of Equity Awards ($)(a)	Add Year-End Value Of Unvested Equity Awards Granted In Year ($)(b)	Change In Value Of Unvested Equity Awards Granted In Prior Years ($)(b)	Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year ($)(b)	Deduct Value Of Equity Awards Granted In Prior Year And Fail To Vest ($)(b)	Total Compensation “Actually Paid” ($)
				(i)	(ii)	(iii)	(iv)

2023	CEO	8,836,807	(5,977,119)	5,452,488	(5,708,285)	(1,389,588)		1,214,303

	Non-CEO NEOs	2,621,874	(1,271,424)	911,422	(2,055,502)	(421,564)		(314,323)

2022	CEO	8,826,244	(5,775,000)	6,742,711	2,016,362	(1,211,485)		10,598,832

	Non-CEO NEOs	2,465,935	(816,662)	953,511	1,257,222	(169,609)		3,690,397

2021	CEO	7,479,792	(4,612,498)	5,069,868	1,642,234	230,284		9,809,680

	Non-CEO NEOs	2,854,449	(1,099,997)	995,458	1,067,010	13,503		3,830,424

2020	CEO	14,142,293	(10,931,453)	16,069,483	(250,649)	(1,022,317)		18,007,358

	Non-CEO NEOs	7,718,158	(5,959,248)	8,599,832	(69,098)	(127,164)		10,162,481

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The amount reported in this column is subtracted from the Summary Compensation Table Total for the applicable year in connection with computing the amounts “actually paid”.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of such prior fiscal year. For purposes of the above equity award adjustments, no equity awards were cancelled due to a failure to meet vesting conditions and as such no deduction was included. Fair value or change in fair value, as applicable, was determined by reference to (a) for stock options (excluding the
Top-Up
Options), calculated using the Lattice model (i.e, the Company’s closing stock price and volatility and other market data such as the risk-free rate as of the valuation date), (b) for
Top-Up
Options, Distributed Shares and RSUs, the same valuation assumptions were used as at the time of grant (i.e., the Company’s closing stock price as of each valuation and measurement date).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
As discussed in the “Executive Compensation—Compensation Discussion and Analysis” section, our executive compensation program is designed to align our executives’ long-term performance with our shareholder interests. The performance metrics used in our incentive compensation plans are carefully selected to support these objectives. The most important financial performance measures used by the Company to link executive compensation “actually paid” to the Company’s NEOs (including the CEO), for the applicable fiscal year, to the Company’s performance are listed below. The performance measures included in the table are not necessarily ranked by relative importance. We do not currently use any other metrics, performance or otherwise, in our incentive compensation plans but may incorporate other metrics in the future.

•	Adjusted EBITDA

•	Ending RMR

Total Shareholder Return Amount	$ 92.8	120.7	110	101
Peer Group Total Shareholder Return Amount	132.9	101.1	122.4	107
Net Income (Loss)	$ 463,009,000	$ 132,663,000	$ (340,820,000)	$ (632,193,000)
Company Selected Measure Amount	2,364,800,000	2,310,187,000	2,107,247,000	2,147,259,000
PEO Name	James D. DeVries.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Ending RMR
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,977,119)	$ (5,775,000)	$ (4,612,498)	$ (10,931,453)
PEO | Year End Value Of Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,452,488	6,742,711	5,069,868	16,069,483
PEO | Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,708,285)	2,016,362	1,642,234	(250,649)
PEO | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,389,588)	(1,211,485)	230,284	(1,022,317)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,271,424)	(816,662)	(1,099,997)	(5,959,248)
Non-PEO NEO | Year End Value Of Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	911,422	953,511	995,458	8,599,832
Non-PEO NEO | Change In Value Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,055,502)	1,257,222	1,067,010	(69,098)
Non-PEO NEO | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (421,564)	$ (169,609)	$ 13,503	$ (127,164)